Document and Entity Information	6 Months Ended
Jun. 30, 2013
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SSYS
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 148,061	$ 133,826
Short-term bank deposits		20,063
Restricted deposits	834	929
Accounts receivable:
Trade, net	81,443	64,678
Other	22,055	22,934
Inventories	64,603	67,995
Net investment in sales-type leases, net	5,687	5,134
Prepaid expenses	3,138	2,751
Deferred income taxes	9,834	4,968
Total current assets	335,655	323,278
Non-current assets
Property, plant and equipment, net	68,256	62,070
Other assets
Goodwill	822,463	822,475
Other intangible assets, net	484,798	510,372
Net investment in sales-type leases	9,206	7,872
Amounts funded in respect of employees rights upon retirement	2,844	2,628
Other non-current assets	2,928	2,818
Total other assets	1,322,239	1,346,165
Total assets	1,726,150	1,731,513
Current liabilities:
Accounts payable	24,077	35,235
Other current liabilities	41,116	41,124
Unearned revenues	25,140	18,068
Total current liabilities	90,333	94,427
Non-current liabilities
Employee rights upon retirement	4,437	4,188
Deferred tax liabilities	51,194	54,693
Unearned revenues - long-term	3,155	3,181
Other non-current liabilities	6,077	2,868
Total liabilities	155,196	159,357
Commitments and contingencies, see note 10
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 39,023 and 38,372 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	102	101
Additional paid-in capital	1,477,121	1,459,294
Retained earnings	94,167	112,503
Accumulated other comprehensive loss	(593)	(238)
Equity attributable to Stratasys Ltd.	1,570,797	1,571,660
Non-controlling interest	157	496
Total equity	1,570,954	1,572,156
Total liabilities and equity	$ 1,726,150	$ 1,731,513

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	39,023	38,372
Common stock, shares outstanding	39,023	38,372

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net sales
Products	$ 90,213	$ 41,444	$ 172,023	$ 78,990
Services	16,272	7,962	31,669	15,380
Revenue, Net	106,485	49,406	203,692	94,370
Cost of sales
Products	45,731	18,651	94,774	36,462
Services	10,349	4,595	21,139	8,794
Cost of Goods and Services Sold, Total	56,080	23,246	115,913	45,256
Gross profit	50,405	26,160	87,779	49,114
Operating expenses
Research and development, net	10,337	4,157	21,126	8,509
Selling, general and administrative	42,665	16,210	85,990	27,585
Operating Expenses, Total	53,002	20,367	107,116	36,094
Operating income (loss)	(2,597)	5,793	(19,337)	13,020
Other income	138	59	652	355
Income (loss) before income taxes	(2,459)	5,852	(18,685)	13,375
Income taxes (benefit)	326	2,834	(417)	5,835
Net income (loss)	(2,785)	3,018	(18,268)	7,540
Net income attributable to non-controlling interest	15		68
Net income (loss) attributable to Stratasys Ltd.	(2,800)	3,018	(18,336)	7,540
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ (0.07)	$ 0.14	$ (0.47)	$ 0.35
Diluted (in dollars per share)	$ (0.07)	$ 0.14	$ (0.47)	$ 0.35
Weighted average ordinary shares outstanding
Basic (in shares)	38,781	21,312	38,637	21,289
Diluted (in shares)	38,781	21,834	38,637	21,800
Comprehensive Income
Net income (loss)	(2,785)	3,018	(18,268)	7,540
Other comprehensive income (loss):
Foreign currency translation adjustment	13	(135)	(355)	(23)
Comprehensive income (loss)	(2,772)	2,883	(18,623)	7,517
Less: comprehensive income attributable to non-controlling interest	(454)		(339)
Comprehensive income attributable to Stratasys Ltd.	$ (2,318)	$ 2,883	$ (18,284)	$ 7,517

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net income (loss)	$ (18,268)	$ 7,540
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	6,569	3,262
Amortization	40,406	2,257
Deferred income taxes	(9,393)
Stock-based compensation	10,851	1,113
Other non-cash items	(1,108)	(578)
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(18,219)	(7,254)
Inventories	(9,706)	(1,808)
Net investment in sales-type leases	(1,887)	(1,223)
Accounts payable and other current liabilities	(10,112)	7,577
Non-current liabilities	3,442
Unearned revenues	5,816	88
Other assets and liabilities	(591)	965
Net cash provided by (used in) operating activities	(2,200)	11,939
Cash flows from investing activities
Decrease in short-term bank deposits	20,063
Acquisition of property and equipment	(9,909)	(6,306)
Acquisition of intangible and other assets	(611)	(1,234)
Other investing activities	38
Proceeds from the maturity of investments		4,012
Proceeds from the sale of investments		4,803
Purchase of investments		(8,407)
Net cash provided by (used in) investing activities	9,581	(7,132)
Cash flows from financing activities
Proceeds from exercise of stock options	5,988	1,506
Excess tax benefit from stock options	986	579
Net cash provided by financing activities	6,974	2,085
Effect of exchange rate changes on cash	(120)	(16)
Net change in cash and cash equivalents	14,235	6,876
Cash and cash equivalents, beginning of period	133,826	20,092
Cash and cash equivalents, end of period	148,061	26,968
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	$ 3,068	$ 2,333

Basis of Presentation and Consolidation	6 Months Ended
Jun. 30, 2013
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its wholly and majority owned subsidiaries (collectively, the "Company"). All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation. The Company owns 51% of Objet Japan Co. Ltd. The minority owner's non-controlling interest is included as a component of equity and a reduction to net income and to comprehensive income attributable to Stratasys Ltd. The Company has one reportable segment.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2012, filed as part of the Company's Annual Report on Form 20-F for such year.

The Company is the result of the merger of Stratasys, Inc. and Objet Ltd. ("Objet"). On December 1, 2012 (the "merger date"), the two companies completed an all-stock merger (the "Objet merger"), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the Objet merger, Objet changed its name to Stratasys Ltd.

The Objet merger was structured as a merger of Stratasys, Inc. with and into an indirect wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the ordinary shares of the company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the separate historical financial statements of only Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. Accordingly, the accompanying statement of operations and comprehensive income and of cash flows for the six months ended June 30, 2013 are on a combined basis and for the six months ended June 30, 2012 are on a separate Stratasys, Inc. basis only.

Business Combination	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combinations

Note 2. Business Combinations

Objet Merger

The Objet merger was accounted for as a reverse acquisition and accordingly, the total purchase price of $1,341 million was calculated as if Stratasys, Inc. had issued its shares to Objet's shareholders and converted options to purchase Objet's ordinary shares to options to purchase Stratasys, Inc. common stock (which became exercisable instead for Stratasys Ltd. ordinary shares upon consummation of the merger).

Under the acquisition method of accounting, the total purchase price was allocated to the net tangible and intangible assets of Objet acquired in the merger, based on their fair values at the merger date. The estimated fair values are preliminary and based on the information that was available as of the merger date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets and property, plant and equipment and deferred taxes related thereto. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the merger date. There were no changes during the six months ended June 30, 2013 to the preliminary measurements of fair value. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

In addition, the allocation of the purchase price resulted in the recognition of backlog, which was valued at $6.3 million. Backlog was included in accounts receivable - other and was fully amortized to selling, general and administrative through the three months ended March 31, 2013 based on the pattern in which the economic benefits of backlog were estimated to be realized.

The Company incurred $3.5 million and $4.5 million of acquisition-related costs related to the Objet merger that were expensed during the three and six months ended June 30, 2012, respectively. These costs are included in selling, general and administrative costs in the Company's consolidated statements of operations.

Pending Merger with MakerBot

On June 19, 2013, the Company and privately held Cooperation Technology Corporation ("MakerBot"), announced the signing of a definitive merger agreement ("MakerBot merger agreement") whereby MakerBot agreed to merge with a subsidiary of the Company in a stock-for-stock transaction.

Under the terms of the MakerBot merger agreement, Stratasys will initially issue approximately 4.76 million shares in exchange for 100% of MakerBot's outstanding capital stock. MakerBot stakeholders also qualify for performance-based earn-outs that provide for the issue of up to an additional 2.38 million shares through the end of 2014. Those payments, if earned, will be made in Stratasys shares or cash (in an amount reflecting the value of the Stratasys shares that would have otherwise been issued at the relevant earn out determination date), or a combination thereof, at Stratasys' discretion. The MakerBot merger is subject to customary closing conditions, and is expected to close in the third quarter of 2013. The Company incurred $3.8 million of acquisition-related costs during the three months ended June 30, 2013 related to the pending MakerBot merger.

Inventories	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following at June 30, 2013 and December 31, 2012, respectively (in thousands):

	June 30,	December 31,
	2013	2012
Finished goods	$31,757	$37,823
Work-in-process	2,592	3,809
Raw materials	30,254	26,363
	$64,603	$67,995

Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company's goodwill for the six months ended June 30, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475
Effect of currency translation	(12)
Balance at June 30, 2013	$822,463

Other Intangible Assets

Other intangible assets consisted of the following (in thousands):

	June 30, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,760	$29,292	$385,735	$9,058
Capitalized software development costs	16,163	13,431	15,831	12,996
Patents	13,808	5,732	13,533	4,952
Trademarks and trade names	16,870	1,478	16,877	592
Customer relationships	77,779	4,977	77,779	1,172
Non-compete agreement	350	253	350	194
In-process research and development	29,231	-	29,231	-
	539,961	$55,163	539,336	$28,964
Accumulated amortization	55,163		28,964
Net book value of amortizable intangible assets	$484,798		$510,372

Changes in the gross carrying amount of our other intangible assets for the six months ended June 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Patents, trademarks and capitalized software	625
Balance at June 30, 2013	$539,961

Amortization expense for the three month periods ended June 30, 2013 and 2012 was $13.1 million and $1.1 million, respectively. Amortization expense for the six month periods ended June 30, 2013 and 2012 was $26.2 million and $2.3 million, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2013
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

Note 5. Earnings (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting periods. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then share in the income (loss) of the Company. The difference between the number of shares used to compute basic net income (loss) per share and diluted net income (loss) per share relates to additional shares, if diluted, that would be issued upon the assumed exercise of stock options and warrants, net of the shares that would hypothetically be repurchased using the proceeds received from the original exercise.

The additional ordinary shares amounted to 521,847 and 510,627 for the three and six months ended June 30, 2012, respectively. There were no options excluded from the dilution calculation for the three and six months ended June 30, 2012, since the market price of the Company's shares exceeded the exercise price of all outstanding options. As a result of the net loss in the three and six months ended June 30, 2013, the outstanding stock options were considered antidilutive and, therefore, were excluded from diluted loss per share for this period.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes

Note 6. Income Taxes

The Company's tax expense was 13.3% on the loss before income taxes for the three months ended June 30, 2013 and the tax benefit was 2.2% on the loss before income taxes for the six months ended June 30, 2013. The effective tax rate for the three and six months ended June 30, 2012 was 48.4% and 43.6%, respectively, on the income before income taxes in those periods. The incomes tax rate in Israel is significantly lower than the income tax rate in the U.S. The Company's effective tax rate has varied significantly since the merger due to the lower tax rate in Israel, and changes in mix of income (loss) between the U.S. and Israel, as well as the impact of the lower Israel rates on tax benefit as a result of the realization of the deferred tax liability associated with the amortization of the intangible assets. Income tax expense increased in the three months ended June 30, 2013 due to a lower tax benefit as a result of lower realization of the deferred tax liability associated with the amortization of the intangible assets and the reinstatement of 2012 federal research credit on January 2, 2013, of which a credit of approximately $350,000 was recorded in the first quarter of 2013.

The total research credit for the three and six months ended June 30, 2013 was $120,000 and $580,000, respectively. In addition, during the second quarter of 2013, the Company adjusted its long-term tax rates due to obtaining an approval from the Israeli Tax Authorities under the Approved Enterprise and Privileged Enterprise programs. As a result, the Company recorded a reduction of approximately $1.3 million in its income tax expense and in its deferred tax liabilities associated with the amortization of the intangible assets.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

At June 30, 2013, the Company had foreign exchange forward contracts in effect for the conversion of €22.8 million into $30.0 million and $22.6 million into NIS 88.4 million. These contracts are not designated for hedge accounting. The fair value of these contracts at June 30, 2013 of $1.9 million was included in accounts receivable-other. The fair value is based on level 2 inputs. During the second quarter of 2013, the Company entered into $30.0 million and $4 million foreign exchange forward contracts against the Euro and the NIS, respectively. The Company has no other significant measurements of assets or liabilities at fair value on a recurring or nonrecurring basis subsequent to their initial recognition.

Collaborative Arrangements	6 Months Ended
Jun. 30, 2013
Collaborative Arrangements [Abstract]
Collaborative Arrangements

Note 8. Collaborative Arrangements

The Company has agreements with two manufacturing companies to jointly advance certain of its proprietary technology with each of those two companies. The agreements entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects. During the three months ended June 30, 2013 and 2012, approximately $1.0 million and $166,000, respectively, of research and development expenses were offset by payments that were received from these companies. During the six months ended June 30, 2013 and 2012, approximately $2.1 million and $317,000, respectively, of research and development expenses were offset by payments that were received from these companies.

Stock Options	6 Months Ended
Jun. 30, 2013
Stock Options [Abstract]
Stock Options

Note 9. Stock Options

Stock-based compensation expense was allocated as follows for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	2013	2012	2013	2012
Cost of sales	$632	$-	$1,266	$-
Research and development, net	846	-	1,746	-
Selling, general and administrative	3,881	632	7,838	1,113
Total stock-based compensation expenses	$5,359	$632	$10,850	$1,113

There were 228,761 options granted in the three and six months ended June 30, 2013. There were 338,750 options granted in the three and six months ended June 30, 2012. During the three months ended June 30, 2013 and 2012 the Company issued 354,859 and 46,745 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.4 million and $692,000 for the three months ended June 30, 2013 and 2012, respectively. During the six months ended June 30, 2013 and 2012 the Company issued 647,667 and 92,140 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $6.0 million and $1.5 million for the six months ended June 30, 2013 and 2012, respectively.

Litigation	6 Months Ended
Jun. 30, 2013
Litigation [Abstract]
Litigation

Note 10. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the "Minnesota Court"), naming Stratasys, Inc., the members of its board of directors, and Objet's two indirect, wholly-owned subsidiaries party to the merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the "Delaware Court"), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally allege that, in connection with approving the merger, the Stratasys, Inc. directors breached their fiduciary duties owed to Stratasys, Inc. stockholders and that Stratasys, Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys, Inc. directors' breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys.

While the Company and the other defendants believe that each of the aforementioned lawsuits is without merit and that the Company has valid defenses to all claims, in an effort to minimize cost and expense of any litigation relating to such lawsuits, on September 6, 2012, the Company and other defendants entered into a memorandum of understanding ("MOU") with the parties to the actions pending in the Chancery Court and the Minnesota Court, pursuant to which the Company and such parties agreed in principle, and subject to certain conditions, to settle those stockholder lawsuits. Subject to approval of the appropriate court and further definitive documentation, the MOU establishes a framework to resolve the allegations against the Company and other defendants in connection with the merger agreement and contemplates a release and settlement by the plaintiffs of all claims against the Company and other defendants and their affiliates and agents in connection with the Merger Agreement. In exchange for such release and settlement, pursuant to the terms of the MOU, the parties agreed, after arm's-length negotiations, that Stratasys, Inc. would file a Current Report on Form 8-K amending and supplementing the applicable disclosure in the joint proxy statement/prospectus, dated August 8, 2012, which had been sent to Stratasys, Inc. stockholders.

The plaintiffs have completed confirmatory discovery with respect to the disclosures made in the proxy statement/prospectus. The parties are presently engaged in negotiating a final settlement agreement, which will be submitted to the Delaware Court for approval. However, if the conditions set forth in the MOU are not satisfied or the Delaware Court fails to approve the settlement, the litigation will proceed, and the Company intends to continue to vigorously defend these actions.

The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

2) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($738,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary's former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary's former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2013. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $900,000, in total) into a blocked, state-owned account in the Company's name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

3) In December 2008, an employee of Objet, whose employment with Objet was subsequently terminated, filed a claim against Objet demanding that, based on an alleged undertaking Objet had made, Objet issue to him an option that would allow him to maintain an equity interest of 1.45% in Objet, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($152,000). In July 2009, Objet filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, Objet initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($121,000) on account of alleged wrongful termination by Objet, and consequently, Objet filed an amended statement of defense on June 2011. The former employee later amended his statement of claim for the second time, so that it will include a claim that Objet never granted him options.

The action is currently ongoing and is being litigated in an Israeli labor court. Evidentiary hearings took place on February 7, 2013 and April 4, 2013. The former employee submitted his summation briefs on June 5, 2013 and the Company is to submit its summation briefs by September 29, 2013. The former employee may submit answer summations by October 6, 2013.

Objet recorded a provision in 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

It is reasonably possible that the loss arising from this claim will be greater than the amount accrued, up to the entire amount claimed.

4) On April 15, 2012, the Company and a former distributor signed a mediation / arbitration agreement in order to either amicably resolve or arbitrate, in Israel, a dispute related to a distributorship agreement with the former distributor that the Company had terminated for cause. Without waiving any of its rights, and for the purpose of mediation, the former distributor has claimed compensation of $1.5 million for, among other things, its alleged investment in building a market for the Company's products, while the Company has claimed approximately $0.5 million (under a similar reservation of rights), for amounts owed to it by the distributor under the distributorship agreement, damages to the Company's reputation and lost profits. The first mediation meeting under the mediation / arbitration agreement was held on July 18, 2012, and it has been followed by additional meetings that the mediator has held with each of the parties separately. As of the date of these financial statements the mediation has been discontinued. Neither party has so far initiated arbitration proceedings.

Management does not believe that the allegations made by the former distributor will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

5) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of Objet. The lawsuits purportedly demand that the Company amend its capitalization table such that certainshares previously issued to Objet shareholders named as defendants would be recognized as being owned by the plaintiffs with a consequent reduction of the share ownership of the named defendants and issuance of new shares to the plaintiffs. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company's board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that Objet effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date - as late as 2009. The Company and named defendants have filed motions with the court, seeking to strike the lawsuits on certain grounds and requesting that the court order the plaintiffs to pay court fees according to the actual value of the remedies sought, instead of limited fees for declaratory remedies. The plaintiffs have filed their responses, and the Company and named defendants have filed their answer. On July 1, 2013, a pre-trial hearing was held, in which the court decided that it will first rule on the motion regarding court fees and only later will proceed, if necessary, to rule on the other motions.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, in the normal course of its business. The Company accrues for a loss contingency when it determines that it probable, after consultation with management, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the outcome of these legal proceedings, either individually or in the aggregate, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Business Combination (Tables) (Objet Ltd [Member])	6 Months Ended
Jun. 30, 2013
Objet Ltd [Member]
Schedule of Purchase Price Allocation

The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following at June 30, 2013 and December 31, 2012, respectively (in thousands):

	June 30,	December 31,
	2013	2012
Finished goods	$31,757	$37,823
Work-in-process	2,592	3,809
Raw materials	30,254	26,363
	$64,603	$67,995

Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

Changes in the carrying amount of the Company's goodwill for the six months ended June 30, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475
Effect of currency translation	(12)
Balance at June 30, 2013	$822,463

Schedule of Finite-Lived Intangible Assets

Other intangible assets consisted of the following (in thousands):

	June 30, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,760	$29,292	$385,735	$9,058
Capitalized software development costs	16,163	13,431	15,831	12,996
Patents	13,808	5,732	13,533	4,952
Trademarks and trade names	16,870	1,478	16,877	592
Customer relationships	77,779	4,977	77,779	1,172
Non-compete agreement	350	253	350	194
In-process research and development	29,231	-	29,231	-
	539,961	$55,163	539,336	$28,964
Accumulated amortization	55,163		28,964
Net book value of amortizable intangible assets	$484,798		$510,372

Changes in the gross carrying amount of our other intangible assets for the six months ended June 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Patents, trademarks and capitalized software	625
Balance at June 30, 2013	$539,961

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Stock Options (Tables)	6 Months Ended
Jun. 30, 2013
Stock Options [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expense was allocated as follows for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	2013	2012	2013	2012
Cost of sales	$632	$-	$1,266	$-
Research and development, net	846	-	1,746	-
Selling, general and administrative	3,881	632	7,838	1,113
Total stock-based compensation expenses	$5,359	$632	$10,850	$1,113

Basis of Presentation and Consolidation (Details)	Jun. 30, 2013
Objet Japan Co Ltd [Member]
Ownership percentage	51.00%
Stratasys Shareholders [Member]
Shareholders' ownership percentage	45.00%
Objet Shareholders [Member]
Shareholders' ownership percentage	55.00%

Business Combination (Summary of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Intangible assets	$ 490,176
Objet Ltd [Member]
Cash and cash equivalents	41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897

Business Combination (Summary of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Total intangible assets, amount	$ 490,176
Objet Ltd [Member]
Total intangible assets, amount	490,176
Developed Technology Rights [Member]
Total intangible assets, amount	374,126
Weighted Average Life - Years	9 years 7 months 5 days
Customer Relationships [Member]
Total intangible assets, amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Total intangible assets, amount	15,291
Weighted Average Life - Years	9 years
In-process R&D [Member]
Total intangible assets, amount	$ 28,080
Weighted Average Life - Years	Indefinite

Business Combination (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Objet Ltd [Member]
Cash payment for acquisition		$ 1,340,897
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog		6,300
Acquisition related costs	3,500		4,500
MakerBot [Member]
Acquisition related costs		$ 3,800
Shares issued for acquisition		4,760
Ownership percentage		100.00%
Additional shares authorized for issuance		2,380

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finished goods	$ 31,757	$ 37,823
Work-in-process	2,592	3,809
Raw materials	30,254	26,363
Inventory, Net	$ 64,603	$ 67,995

Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at December 31, 2012	$ 822,475
Effect of currency translation	(12)
Balance at March 31, 2013	$ 822,463

Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 539,961	$ 539,336
Accumulated amortization	55,163	28,964
Net book value of amortizable intangible assets	484,798	510,372
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,760	385,735
Accumulated amortization	29,292	9,058
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	16,163	15,831
Accumulated amortization	13,431	12,996
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,808	13,533
Accumulated amortization	5,732	4,952
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,870	16,877
Accumulated amortization	1,478	592
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	77,779	77,779
Accumulated amortization	4,977	1,172
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Accumulated amortization	253	194
In Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	29,231
Accumulated amortization

Goodwill and Other Intangible Assets (Gross Carrying Amount of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at December 31, 2012	$ 539,336
Patents, trademarks and capitalised software	625
Balance at March 31, 2013	$ 539,961

Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
2013	$ 52,468
2014	54,022
2015	54,166
2016	54,023
2017	$ 53,551

Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Amortization of Intangible Assets	$ 13,100	$ 1,100	$ 26,200	$ 2,300

Earnings (Loss) Per Share (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Stock Issued During Period, Shares, New Issues	521,847	510,627

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Effective tax rate	13.30%		48.40%	2.20%	43.60%
Federal research credit	$ 120	$ 350		$ 580
Income tax expense reduction				$ 1,300

Fair Value Measurements (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Foreign Exchange Future [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Future [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future Two [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future Two [Member] ILS	Jun. 30, 2013 Foreign Exchange Future Two [Member] Fair Value, Inputs, Level 2 [Member] USD ($)
Notional amount		$ 30,000	€ 22,800	$ 30,000	$ 22,600	88,400	$ 4,000
Derivative assets, net	$ 1,900

Collaborative Arrangements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Research and development, net	$ 10,337	$ 4,157	$ 21,126	$ 8,509
Collaborative Arrangement [Member]
Research and development, net	$ 1,000	$ 166	$ 2,100	$ 317

Stock Options (Schedule of Stock-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Total stock-based compensation expenses	$ 5,359	$ 632	$ 10,851	$ 1,113
Cost of sales [Member]
Total stock-based compensation expenses	632		1,266
Research and development, net [Member]
Total stock-based compensation expenses	846		1,746
Selling, general and administrative [Member]
Total stock-based compensation expenses	$ 3,881	$ 632	$ 7,838	$ 1,113

Stock Options (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Options granted	228,761	338,750	228,761	338,750
Number of options exercised	354,859	46,745	647,667	92,140
Increase in equity	$ 2,400	$ 692	$ 6,000	$ 1,500

Litigation (Details) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Apr. 15, 2012 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Apr. 15, 2012 Reservation Of Rights [Member] USD ($)	Oct. 31, 2007 Former Employee [Member] USD ($)	Oct. 31, 2007 Former Employee [Member] ILS	Jul. 31, 2011 Former Supplier [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] EUR (€)	Oct. 31, 2007 Former Supplier [Member] USD ($)	Oct. 31, 2007 Former Supplier [Member] EUR (€)
Settlement expense					$ 121	441
Claims damage amount									738	566
Interest and legal costs							900	690
Percentage to maintain equity interest		1.45%	1.45%
Salary reimbursement reduction		152	552
Litigation compensation	$ 1,500			$ 500